Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties	12 Months Ended
Dec. 31, 2022
Guangzhou Jiatu Culture Media Co., Ltd. (formerly as Guangzhou Powerbridge Blockchain Co., Ltd.) [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Company has significant influence over with this entity
Ban Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Shareholder of the Company
Stewart Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	CEO
Yuxia Xu [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	CFO
Hong Yu [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	shareholder of Zhixin
Shanghai Stamp Technology Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	The Company owns equity interest
Ling Lor [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Ban Lor’s spouse
Hybridge Holding Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Shareholder of the Company
Guangodong Guangrui Network Technology Co., Ltd. (Guangdong Guangrui) [Member]
Related Party Balances and Transactions (Details) - Schedule of prepaid expense, related parties [Line Items]
Relationship to the Company	Company has significant influence over with this entity.